Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2022	£ 38,502	£ 2,095	£ 141,108	£ (339)	£ 33,701	£ 44	£ 42,466	£ (180,573)
Loss for the period	(13,281)							(13,281)
Other comprehensive income (expense) for the period	(38)					(38)
Total comprehensive loss for the period	(13,319)					(38)		(13,281)
Share-based payments	2,195				2,195
Exercise of share options	(5)	1			(90)			84
Lapse of share options					(230)			230
Issue of share capital	11	1	10
Share issue expenses	(2)		(2)
Ending balance at Jun. 30, 2023	27,382	2,097	141,116	(339)	35,576	6	42,466	(193,540)
Beginning balance at Dec. 31, 2023	14,887	2,114	141,306	(339)	37,043	3	42,466	(207,706)
Loss for the period	(13,833)							(13,833)
Other comprehensive income (expense) for the period	7					7
Total comprehensive loss for the period	(13,826)					7		(13,833)
Share-based payments	1,292				1,292
Exercise of share options		2	1		(156)			153
Lapse of share options					(1,943)			1,943
Issue of share capital	1,492	150	1,342
Share issue expenses	(45)		(45)
Ending balance at Jun. 30, 2024	£ 3,800	£ 2,266	£ 142,604	£ (339)	£ 36,236	£ 10	£ 42,466	£ (219,443)